Financial Instruments - Outstanding Forward Agreements to Purchase Foreign Currency (Detail) - MXN ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Fair Value (Liability)
Fair Value Asset	$ 9,000,000	$ 1,897,000,000
Forward agreements to purchase foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2020	2019
Notional Amount	$ 7,692,000,000	$ 4,768,000,000
Fair Value (Liability)	(315,000,000)	(66,000,000)
Fair Value Asset	$ 20,000,000	$ 109,000,000
Options to purchase foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2020	2019
Notional Amount	$ 107,000,000	$ 1,734,000,000
Fair Value (Liability)	0	(33,000,000)
Fair Value Asset	$ 2,000,000	$ 57,000,000